Tax (Tables)	12 Months Ended
Dec. 31, 2025
Tax (Tables) [Line Items]
Schedule of Income/(Loss) Before Income Tax Expense	The Group’s income/(loss) before income tax expense consisted of:
	For the years ended December 31,
	2023	2024	2025
PRC	$7,997	$6,947	$(6,690)
Non-PRC	617	581	611
	$8,614	$7,528	$(6,079)

Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended December 31,
	2023	2024	2025
Current income tax expense	$(1,086)	$(906)	$(397)
Deferred income tax benefit/(expense)	246	492	(1,776)
Total income tax expense	$(840)	$(414)	$(2,173)

Schedule of Per Share Effect of the Tax Holiday

The per share effect of the tax holiday was as follows:

	For the years ended December 31,
	2023	2024	2025
Tax holiday effect	857	608	785
Effect of tax holiday on basic net income per share	(0.02)	0.01	0.01
Effect of tax holiday on diluted net income per share	(0.02)	0.01	0.01

Schedule of Deferred Tax Assets and Deferred Tax Liability

As of December 31, 2024 and 2025, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of December 31,
	2024	2025
Allowance for inventories and others	$253	$307
Net operating loss carried forward	2,671	2,759
Total deferred tax assets	2,924	3,066
Valuation allowance	(946)	(2,867)
Deferred tax assets, net of valuation allowance	$1,978	$199

Deferred tax liability:
Accelerated tax depreciation and others	$(450)	$(447)
Total deferred tax liability	$(450)	$(447)
Deferred tax assets/(liabilities), net	$1,528	$(248)

Schedule of Income Taxes Paid

Pursuant to the disclosure requirements of ASU 2023-09, the following table summarizes income taxes paid, net of refunds, by jurisdiction:

For the year ended December 31, 2025
Europe	$99
Asia	88
North America	10
Total income taxes paid (net of refunds)	$197

PRC [Member]
Tax (Tables) [Line Items]
Schedule of Reconciliation of the Group’s PRC Statutory Tax Rate

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the years ended December 31,
	2023	2024	2025
Computed income tax expense with PRC statutory tax rate *	25.00%	25.00%	25.00%
Non-deductible items	0.10%	0.17%	(0.16)%
Additional deduction of qualified R&D expenditures	(10.94)%	(12.38)%	13.06%
Effect of tax holiday and preferential tax rate	(9.95)%	(8.07)%	(12.91)%
Less tax losses carryforward available	-	-	(29.26)%
Changes in valuation allowance	5.71%	0.93%	(31.70)%
Effect of income tax rate differences in jurisdictions other than the PRC	(0.17)%	(0.15)%	0.23%
Effective income tax rate	9.75%	5.50%	(35.74)%

*	The PRC statutory tax rate is used because the Group’s headquarters and primary management activities are located in PRC.

UNITED STATES
Tax (Tables) [Line Items]
Schedule of Effective Income Tax Rate

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective income tax rate is as follows (in thousands, except percentages):

	For the year ended December 31, 2025
	Amount	Percent
Statutory Rate	$(1,520)	25.00%
Foreign Tax Effects
North America
Statutory tax rate difference between North America and Chinese mainland	9	(0.15)%
Europe
Statutory tax rate difference between Europe and Chinese mainland	(19)	0.31%
Other foreign jurisdictions	(4)	0.07%
Less tax losses carryforward available	1,779	(29.26)%
Changes in valuation allowance	1,927	(31.70)%
Non-deductible items	10	(0.16)%
Additional deduction of qualified R&D expenditures	(794)	13.06%
Effect of preferential tax rate of HNTE	785	(12.91)%
Effective income tax rate	$2,173	(35.74)%